Debt - 2021 Unsecured Senior Subordinated Convertible Promissory Notes (FY) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unsecured Senior Subordinated Convertible Promissory Notes [Abstract]
Gain (loss) on the conversion of convertible debt			$ (11,708)	$ 0	$ 0
Convertible Promissory Notes | Series B-1 Redeemable Convertible Preferred Stock
Unsecured Senior Subordinated Convertible Promissory Notes [Abstract]
Gain (loss) on the conversion of convertible debt	$ 0
2021 Unsecured Senior Subordinated Convertible Promissory Notes | Senior Subordinated Notes
Unsecured Senior Subordinated Convertible Promissory Notes [Abstract]
Principal amount						$ 4,000	$ 4,000
Interest rate						7.00%	7.00%
2021 Unsecured Senior Subordinated Convertible Promissory Notes | Convertible Promissory Notes
Unsecured Senior Subordinated Convertible Promissory Notes [Abstract]
Principal amount		$ 4,000
Interest rate		7.00%
Debt instrument payment term		annually
2021 Unsecured Senior Subordinated Convertible Promissory Notes | Convertible Promissory Notes | Series B-1 Redeemable Convertible Preferred Stock
Unsecured Senior Subordinated Convertible Promissory Notes [Abstract]
Convertible notes, shares converted (in shares)	12,484,540